Earnings/Loss Per Share - Shares Excluded from Diluted Earnings or Loss Per Share (Detail) - shares shares in Thousands	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
Employee Stock awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded	26,615	22,157	19,664
Convertible Senior Notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded	17,309	25,953	43,965
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded	17,309	37,517	44,253